25. Shareholders' Equity (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands					12 Months Ended
	Oct. 30, 2019	Jul. 31, 2019	Apr. 26, 2019	Feb. 28, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 27, 2019
Number of shares issued					3,137,364,724	3,131,226,450
Authorized capital stock					R$ 6,000,000
Preferred stock shares subscribed amount	R$ 60,165	R$ 300	R$ 512		R$ 584			R$ 4,589
Preferred stock shares subscribed shares	5,391,373	84,477	140,896	521,528	186,109
Share issuance costs							R$ (523)
Amount of treasury shares granted for restricted stock plan					R$ 102,543
Treasury shares					R$ 102,543	R$ 126
Market value of treasury shares					R$ 33.84
Subscribed capital fully paid-up					R$ 3,163,796	R$ 3,098,230
Treasury shares [Member]
Number of shares issued						6,390
Common Share [Member]
Number of shares issued					2,863,682,710	2,863,682,710
Preferred Shares [Member]
Number of shares issued					273,682,014	267,543,740